Net Income - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 TWD ($)
Employee benefits expense [Line Items]
Employees' compensation payables	$ 1,932
Remuneration to directors payables	$ 40
Bottom of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	1.70%
Percentage of pre tax income	2.00%
Top of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	4.30%
Percentage of pre tax income	5.00%
Directors' remuneration distribution rate	0.17%